INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Deferred income tax assets, net	$ 214,360	$ 153,858
Property and Equipment
Statement [Line Items]
Deferred income tax assets, net	2,066	2,584
Non-capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	88,600	62,746
Investment in PC Gold
Statement [Line Items]
Deferred income tax assets, net	14,476	14,473
Silver Stream Derivative Liability
Statement [Line Items]
Deferred income tax assets, net	41,245	0
Investment Tax Credits
Statement [Line Items]
Deferred income tax assets, net	3,636	5,236
Undeducted Financing Costs
Statement [Line Items]
Deferred income tax assets, net	2,924	886
Capital Loss Carryforwards
Statement [Line Items]
Deferred income tax assets, net	50,530	41,861
Mineral Properties [Member]
Statement [Line Items]
Deferred income tax assets, net	6,898	478
Other
Statement [Line Items]
Deferred income tax assets, net	$ 3,985	$ 25,594